Stock-Based Compensation (Details) - 2006 Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3	$ 4	$ 5
Non-qualified stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	5 years
Stock appreciation rights (SAR)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term (years)	7 years